Fair Value Measurements and Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements and Fair Value of Financial Instruments
Fair Value Measurements
The Company's financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, debt instruments and derivative liabilities. For accounts receivable, accounts payable and accrued liabilities, the carrying amounts of these financial instruments as of September 30, 2018 and December 31, 2017 were considered representative of their fair values due to their short term to maturity. Cash equivalents are carried at cost which approximates their fair value. Debt is carried at its principal balance, plus accrued interest, which approximates its fair value. Debt would be considered a level 2 measurement.

The following tables set forth the Company's financial assets and liabilities that were measured at fair value on a recurring basis as of September 30, 2018 and December 31, 2017.

	Fair Value as of September 30, 2018
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Derivative Liability - Warrant	$4	—	—	$4

	Fair Value as of December 31, 2017
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Derivative Liability - Warrant	$1	—	—	$1

FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair Value Measurements
The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, debt instruments and derivative liabilities. For accounts receivable, accounts payable and accrued liabilities, the carrying amounts of these financial instruments as of December 31, 2017 and 2016 were considered representative of their fair values due to their short term to maturity. Cash equivalents are carried at cost which approximates their fair value. Debt is carried at its principal balance, plus accrued interest, which approximates its fair value. Debt would be considered a level 2 measurement.
The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2017 and December 31, 2016.

(Dollars in thousands)	As of December 31, 2017 Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability—warrant	$1	—	—	1

(Dollars in thousands)	As of December 31, 2016 Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability—warrant	$222	—	—	222

The Company’s derivative liabilities are classified within Level 3 because they are valued with an option pricing model, where certain inputs to the model are unobservable and reflect the Company’s assumptions as to what market participants would use.
The warrants were valued using the Black Scholes option pricing model (refer to note 8). The life of the warrant is equal to the weighted average remaining contractual life of the warrants. The volatility utilized is based upon the volatilities observed from publicly traded companies that are comparable to the Company. To date, the Company has not declared or paid dividends to any of its shareholders so the assumed dividend rate is zero. The short term risk-free rate utilized is the yield on US Treasury STRIPS corresponding to the life of the warrant.
The following table presents the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3), as of December 31, 2017:

(Dollars in Thousands)
Balance, December 31, 2015	$—
Issuance of private company Series AB preferred warrant	4,000
Increase for fair value adjustment of warrant liability	662
Decrease for fair value adjustment of exercised warrant	(1,557)
Cancelled warrants	(3,036)
Issuance of common stock warrant in PPO	266
Decrease for fair value adjustment of warrant	(113)
Balance, December 31, 2016	222
Decrease for fair value adjustment of warrant	(221)
Balance, December 31, 2017	$1